UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-09377
The Gabelli Blue Chip Value Fund

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: June 30, 2009
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.
The Gabelli Blue Chip Value Fund
Semi-Annual Report
June 30, 2009
To Our Shareholders,
     During the second quarter of 2009, the net asset value (“NAV”) per Class AAA Share of The Gabelli Blue Chip Value Fund (the “Fund”) advanced 19.1%, while the Standard & Poor’s (“S&P”) 500 Index and the Lipper Large Cap Value Fund Average rose 15.9% and 16.3%, respectively. For the six month period ended June 30, 2009, the Fund gained 11.3% versus a rise of 3.2% for the S&P 500 Index and an increase of 0.9% for the Lipper Large Cap Value Fund Average.
     Enclosed are the financial statements and the investment portfolio as of June 30, 2009.
Comparative Results
Average Annual Returns through June 30, 2009 (a)

											Since
			Year to								Inception
	Quarter		Date		1 Year		3 Year		5 Year		(8/26/99)
Gabelli Blue Chip Value Fund Class AAA	19.13%		11.28%		(21.01)%		(6.26)%		(0.09)%		1.71%
S&P 500 Index	15.92		3.19		(26.20)		(8.22)		(2.24)		(2.20)
Lipper Large Cap Value Average	16.28		0.92		(26.95)		(9.96)		(2.40)		(0.31)
Class A	19.11		11.26		(20.96)		(6.26)		(0.04)		1.74
	12.26	(b)	4.87	(b)	(25.51	)(b)	(8.09	)(b)	(1.22	)(b)	1.13 (b)
Class B	18.97		10.92		(21.52)		(6.93)		(0.77)		1.32
	13.97	(c)	5.92	(c)	(25.44	)(c)	(7.87	)(c)	(1.17	)(c)	1.32
Class C	18.99		10.93		(21.47)		(6.93)		(0.79)		1.31
	17.99	(d)	9.93	(d)	(22.26	)(d)	(6.93)		(0.79)		1.31
Class I	19.09		11.37		(20.81)		(6.02)		0.18		1.85
In the current prospectus the gross expense ratios for Class AAA, A, B, C, and I Shares are 2.02%, 2.02%, 2.77%, 2.77%, and 1.77%, respectively. The net expense ratios in the current prospectus for these share classes are 2.00%, 2.00%, 2.75%, 2.75%, and 1.75%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing. The Standard & Poor’s (“S&P”) 500 Index is an unmanaged indicator of stock market performance, while the Lipper Large Cap Value Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

The Class AAA Shares NAVs per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, and Class C Shares on December 31, 2003, and the Class I Shares on June 30, 2004. The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance for the Class I Shares would have been higher due to the lower expenses related to this class of shares.

(b)	Includes the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, year to date, one year, three year, and five year periods of 5%, 5%, 5%, 3%, and 2%, respectively, of the Fund’s NAV per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(d)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter, year to date, and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.
We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

The Gabelli Blue Chip Value Fund
Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from January 1, 2009 through June 30, 2009	Expense Table
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The Expense Table below illustrates your Fund’s costs in two ways:
Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.
Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case — because the hypothetical return used is not the Fund’s actual return — the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	01/01/09	06/30/09	Ratio	Period*

The Gabelli Blue Chip Fund
Actual Fund Return
Class AAA	$1,000.00	$1,112.80	2.00%	$10.48
Class A	$1,000.00	$1,112.60	2.00%	$10.48
Class B	$1,000.00	$1,109.20	2.75%	$14.38
Class C	$1,000.00	$1,109.30	2.75%	$14.38
Class I	$1,000.00	$1,113.70	1.75%	$9.17

Hypothetical 5% Return
Class AAA	$1,000.00	$1,014.88	2.00%	$9.99
Class A	$1,000.00	$1,014.88	2.00%	$9.99
Class B	$1,000.00	$1,011.16	2.75%	$13.71
Class C	$1,000.00	$1,011.16	2.75%	$13.71
Class I	$1,000.00	$1,016.12	1.75%	$8.75

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Summary of Portfolio Holdings (Unaudited)
The following table presents portfolio holdings as a percent of net assets as of June 30, 2009:
Gabelli Blue Chip Value Fund

U.S. Government Obligations	20.4%
Health Care	10.1%
Financial Services	9.7%
Energy Services	8.3%
Energy	6.8%
Electronics	4.9%
Telecommunications	4.0%
Food and Beverage	3.9%
Banking	3.8%
Computer Hardware	3.7%
Specialty Chemicals	3.6%
Aerospace	3.1%
Diversified Industrial	2.6%
Entertainment	2.4%
Water	2.4%
Metals and Mining	2.3%
Cable	2.0%
Computer Software and Services	2.0%
Business Services	1.7%
Retail	1.0%
Automotive: Parts and Accessories	1.0%
Agriculture	0.7%
Machinery	0.4%
Other Assets and Liabilities (Net)	(0.8)%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended March 31, 2009. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Proxy Voting
The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Blue Chip Value Fund
Schedule of Investments — June 30, 2009 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 80.4%
	Aerospace — 3.1%
5,000	General Dynamics Corp.	$264,576	$276,950
10,000	The Boeing Co.	662,168	425,000

		926,744	701,950

	Agriculture — 0.7%
6,000	Archer-Daniels-Midland Co.	147,019	160,620

	Automotive: Parts and Accessories — 1.0%
20,000	TRW Automotive Holdings Corp.†	228,250	226,000

	Banking — 3.8%
40,876	Bank of America Corp.	386,794	539,563
9,000	JPMorgan Chase & Co.	242,712	306,990

		629,506	846,553

	Business Services — 1.7%
9,000	Alliance Data Systems Corp.†	392,284	370,710

	Cable — 2.0%
18,000	Cablevision Systems Corp., Cl. A	306,854	349,380
3,514	Time Warner Cable Inc.	164,837	111,288

		471,691	460,668

	Computer Hardware — 3.7%
500	Apple Inc.†	41,129	71,215
19,000	Cisco Systems Inc.†	361,586	354,160
4,000	International Business Machines Corp.	428,268	417,680

		830,983	843,055

	Computer Software and Services — 2.0%
35,000	EMC Corp.†	617,124	458,500

	Diversified Industrial — 2.6%
23,000	General Electric Co.	199,501	269,560
10,000	Honeywell International Inc.	278,952	314,000

		478,453	583,560

	Electronics — 4.9%
26,000	Applied Materials Inc.	418,245	285,220
30,000	Intel Corp.	661,065	496,500
15,000	Texas Instruments Inc.	289,650	319,500

		1,368,960	1,101,220

	Energy — 6.8%
2,000	Chevron Corp.	127,670	132,500
9,050	ConocoPhillips	377,225	380,643
7,000	Devon Energy Corp.	479,666	381,500
5,500	Exxon Mobil Corp.	325,898	384,505
8,000	Suncor Energy Inc.	258,348	242,720

		1,568,807	1,521,868

	Energy Services — 8.3%
15,000	ABB Ltd., ADR	152,058	236,700
12,000	Allegheny Energy Inc.	302,280	307,800
4,000	Diamond Offshore Drilling Inc.	318,703	332,200
26,000	Halliburton Co.	767,637	538,200
7,000	National Oilwell Varco Inc.†	271,156	228,620
12,000	Weatherford International Ltd.†	404,036	234,720

		2,215,870	1,878,240

	Entertainment — 2.4%
7,000	The Walt Disney Co.	175,280	163,310
15,000	Time Warner Inc.	524,804	377,850

		700,084	541,160

	Financial Services — 9.7%
6,000	American Express Co.	180,780	139,440

			Market
Shares		Cost	Value
7,000	Capital One Financial Corp.	$101,388	$153,160
1,500	CME Group Inc.	335,442	466,665
33,000	Discover Financial Services	331,919	338,910
8,000	State Street Corp.	159,796	377,600
12,000	The Bank of New York Mellon Corp.	364,921	351,720
15,000	Wells Fargo & Co.	382,395	363,900

		1,856,641	2,191,395

	Food and Beverage — 3.9%
10,000	Kraft Foods Inc., Cl. A	320,971	253,400
8,000	PepsiCo Inc.	431,321	439,680
5,000	The Hershey Co.	180,111	180,000

		932,403	873,080

	Health Care — 10.1%
3,000	Cephalon Inc.†	171,842	169,950
7,000	Covidien plc	218,687	262,080
5,000	Genzyme Corp.†	311,023	278,350
9,000	Johnson & Johnson	564,649	511,200
16,000	Schering-Plough Corp.	361,935	401,920
5,000	Stryker Corp.	198,475	198,700
10,000	Wyeth	446,863	453,900

		2,273,474	2,276,100

	Machinery — 0.4%
2,500	Deere & Co.	99,939	99,875

	Metals and Mining — 2.3%
4,000	Agnico-Eagle Mines Ltd.	223,841	209,920
1,000	Freeport-McMoRan Copper & Gold Inc.	32,370	50,110
1,000	Kinross Gold Corp.	20,960	18,150
6,000	Newmont Mining Corp.	161,569	245,220

		438,740	523,400

	Retail — 1.0%
4,000	The Home Depot Inc.	76,834	94,520
4,000	Yum! Brands Inc.	143,509	133,360

		220,343	227,880

	Specialty Chemicals — 3.6%
20,000	E. I. du Pont de Nemours and Co.	752,483	512,400
4,000	Monsanto Co.	295,439	297,360

		1,047,922	809,760

	Telecommunications — 4.0%
19,000	AT&T Inc.	618,731	471,960
14,200	Verizon Communications Inc.	439,623	436,366

		1,058,354	908,326

	Water — 2.4%
27,800	American Water Works Co. Inc.	479,550	531,258

	TOTAL COMMON STOCKS	18,983,141	18,135,178

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 20.4%
4,613,000	U.S. Treasury Bills, 0.086% to 0.183%††, 07/02/09 to 09/03/09	4,612,137	4,612,182

	TOTAL INVESTMENTS — 100.8%	$23,595,278	22,747,360

	Other Assets and Liabilities (Net) — (0.8)%		(187,213)

	NET ASSETS — 100.0%		$22,560,147

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt
See accompanying notes to financial statements.

The Gabelli Blue Chip Value Fund
Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

Assets:
Investments, at value (cost $23,595,278)	$22,747,360
Cash	17,481
Receivable for investments sold	494,429
Receivable for Fund shares sold	203,980
Dividends receivable	9,990
Prepaid expenses	32,732

Total Assets	23,505,972

Liabilities:
Payable for investments purchased	833,789
Payable for Fund shares redeemed	31,666
Payable for investment advisory fees	16,195
Payable for distribution fees	4,590
Other accrued expenses	59,585

Total Liabilities	945,825

Net Assets applicable to 2,156,943 shares outstanding	$22,560,147

Net Assets Consist of:
Paid-in capital, each class at $0.001 par value	$28,093,687
Accumulated net investment income	96,881
Accumulated net realized loss on investments	(4,782,503)
Net unrealized depreciation on investments	(847,918)

Net Assets	$22,560,147

Shares of Capital Stock:
Class AAA:
Net Asset Value, offering, and redemption price per share ($20,833,391 ÷ 1,991,494 shares outstanding; unlimited number of shares authorized)	$10.46

Class A:
Net Asset Value and redemption price per share ($679,493 ÷ 64,927 shares outstanding; unlimited number of shares authorized)	$10.47

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$11.11

Class B:
Net Asset Value and offering price per share ($59,946 ÷ 5,902 shares outstanding; unlimited number of shares authorized)	$10.16	(a)

Class C:
Net Asset Value and offering price per share ($140,365 ÷ 13,834 shares outstanding; unlimited number of shares authorized)	$10.15	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($846,952 ÷ 80,786 shares outstanding; unlimited number of shares authorized)	$10.48

(a)	Redemption price varies based on the length of time held.
Statement of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Dividends (net of foreign taxes of $201)	$213,758
Interest	1,848

Total Investment Income	215,606

Expenses:
Investment advisory fees	94,499
Distribution fees — Class AAA	22,145
Distribution fees — Class A	434
Distribution fees — Class B	266
Distribution fees — Class C	356
Shareholder communications expenses	25,369
Shareholder services fees	18,103
Registration expenses	16,299
Legal and audit fees	14,967
Trustees’ fees	12,346
Custodian fees	5,802
Interest expense	85
Miscellaneous expenses	6,289

Total Expenses	216,960
Less: Expense reimbursement (See Note 3)	(28,301)

Net Expenses	188,659

Net Investment Income	26,947

Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized loss on investments	(2,936,156)
Net change in unrealized appreciation/ depreciation on investments	4,989,402

Net Realized and Unrealized Gain/(Loss) on Investments	2,053,246

Net Increase in Net Assets Resulting from Operations	$2,080,193

See accompanying notes to financial statements.

The Gabelli Blue Chip Value Fund
Statement of Changes in Net Assets

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
Operations:
Net investment income	$26,947	$63,384
Net realized loss on investments	(2,936,156)	(1,669,994)
Net change in unrealized appreciation/depreciation on investments	4,989,402	(8,430,696)

Net Increase/(Decrease) in Net Assets Resulting from Operations	2,080,193	(10,037,306)

Distributions to Shareholders:
Net investment income
Class AAA	—	(30,929)
Class A	—	(309)
Class I	—	(3,429)

	—	(34,667)

Net realized gain
Class AAA	—	(6,380)
Class A	—	(39)
Class B	—	(2)
Class C	—	(23)
Class I	—	(232)

	—	(6,676)

Total Distributions to Shareholders	—	(41,343)

Shares of Beneficial Interest Transactions:
Class AAA	768,768	(4,188,826)
Class A	522,205	45,912
Class B	—	47,144
Class C	67,701	24,751
Class I	91,038	992,214

Net Increase/(Decrease) in Net Assets from Capital Share Transactions	1,449,712	(3,078,805)

Redemption Fees	—	331

Net Increase/(Decrease) in Net Assets	3,529,905	(13,157,123)
Net Assets:
Beginning of period	19,030,242	32,187,365

End of period (including undistributed net investment income of $96,881 and $69,934, respectively)	$22,560,147	$19,030,242

See accompanying notes to financial statements.

The Gabelli Blue Chip Value Fund Financial Highlights

     Selected data for a share of beneficial interest outstanding throughout each period:

															Ratios to Average Net Assets/
		Income from Investment Operations			Distributions										Supplemental Data
			Net														Operating		Operating
	Net Asset	Net	Realized and	Total		Net						Net Asset		Net Assets	Net		Expenses		Expenses
Period	Value,	Investment	Unrealized	from	Net	Realized						Value		End of	Investment		Before		Net of		Portfolio
Ended	Beginning	Income	Gain (Loss) on	Investment	Investment	Gain on		Total		Redemption		End of	Total	Period	Income		Reimburse-		Reimburse-		Turnover
December 31	of Period	(Loss)(a)	Investments	Operations	Income	Investments		Distributions		Fees(a)		Period	Return†	(in 000's)	(Loss)		ment		ment(b)		Rate††
Class AAA
2009(c)	$9.40	$0.01	$1.05	$1.06	—	—		—		—		$10.46	11.3%	$20,833	0.29	%(e)	2.30	%(e)	2.00	%(e)	40%
2008	14.21	0.03	(4.82)	(4.79)	$(0.02)	$(0.00	)(d)	$(0.02)		$0.00	(d)	9.40	(33.7)	18,136	0.23		2.02		2.00		90
2007	14.77	0.05	(0.03)	0.02	(0.04)	(0.54)		(0.58)		0.00	(d)	14.21	0.1	32,011	0.33		1.78		1.78		41
2006	12.60	0.03	2.18	2.21	(0.04)	—		(0.04)		0.00	(d)	14.77	17.5	36,754	0.23		1.82		1.82		44
2005	11.81	(0.01)	0.80	0.79	—	—		—		0.00	(d)	12.60	6.7	36,663	(0.08)		1.89		1.89		37
2004	10.54	0.03	1.27	1.30	(0.03)	—		(0.03)		0.00	(d)	11.81	12.4	38,448	0.25		1.89		1.89		26
Class A
2009(c)	$9.41	$0.01	$1.05	$1.06	—	—		—		—		$10.47	11.3%	$680	0.11	%(e)	2.30	%(e)	2.00	%(e)	40%
2008	14.23	0.03	(4.82)	(4.79)	$(0.03)	$(0.00	)(d)	$(0.03)		$0.00	(d)	9.41	(33.7)	111	0.24		2.02		2.00		90
2007	14.80	0.05	(0.04)	0.01	(0.04)	(0.54)		(0.58)		0.00	(d)	14.23	0.1	103	0.32		1.78		1.78		41
2006	12.63	0.04	2.17	2.21	(0.04)	—		(0.04)		0.00	(d)	14.80	17.5	88	0.27		1.82		1.82		44
2005	11.82	(0.01)	0.82	0.81	—	—		—		0.00	(d)	12.63	6.9	42	(0.07)		1.89		1.89		37
2004	10.54	0.04	1.28	1.32	(0.04)	—		(0.04)		0.00	(d)	11.82	12.5	1	0.38		1.89		1.89		26
Class B
2009(c)	$9.16	$(0.02)	$1.02	$1.00	—	—		—		—		$10.16	10.9%	$60	(0.44)	%(e)	3.05	%(e)	2.75	%(e)	40%
2008	13.92	(0.06)	(4.70)	(4.76)	—	$(0.00	)(d)	$(0.00	)(d)	$0.00	(d)	9.16	(34.2)	54	(0.51)		2.77		2.75		90
2007	14.55	(0.06)	(0.03)	(0.09)	—	(0.54)		(0.54)		0.00	(d)	13.92	(0.7)	9	(0.42)		2.53		2.53		41
2006	12.47	(0.07)	2.15	2.08	—	—		—		0.00	(d)	14.55	16.7	10	0.53		2.57		2.57		44
2005	11.76	(0.09)	0.80	0.71	—	—		—		0.00	(d)	12.47	6.0	1	(0.71)		2.64		2.64		37
2004	10.54	(0.04)	1.26	1.22	—	—		—		0.00	(d)	11.76	11.6	1	(0.38)		2.64		2.64		26
Class C
2009(c)	$9.15	$(0.03)	$1.03	$1.00	—	—		—		—		$10.15	10.9%	$140	(0.67)	%(e)	3.05	%(e)	2.75	%(e)	40%
2008	13.91	(0.06)	(4.70)	(4.76)	—	$(0.00	)(d)	$(0.00	)(d)	$0.00	(d)	9.15	(34.2)	64	(0.50)		2.77		2.75		90
2007	14.54	(0.05)	(0.04)	(0.09)	—	(0.54)		(0.54)		0.00	(d)	13.91	(0.7)	63	(0.37)		2.53		2.53		41
2006	12.47	(0.06)	2.13	2.07	—	—		—		0.00	(d)	14.54	16.6	5	(0.48)		2.57		2.57		44
2005	11.76	(0.09)	0.80	0.71	—	—		—		0.00	(d)	12.47	6.0	6	(0.72)		2.64		2.64		37
2004	10.54	(0.08)	1.30	1.22	—	—		—		0.00	(d)	11.76	11.6	1	(0.71)		2.64		2.64		26
Class I
2009(c)	$9.41	$0.02	$1.05	$1.07	—	—		—		—		$10.48	11.4%	$847	0.52	%(e)	2.05	%(e)	1.75	%(e)	40%
2008	14.23	0.06	(4.83)	(4.77)	$(0.05)	$(0.00	)(d)	$(0.05)		$0.00	(d)	9.41	(33.5)	665	0.52		1.77		1.75		90
2007	14.80	0.09	(0.04)	0.05	(0.08)	(0.54)		(0.62)		0.00	(d)	14.23	0.3	1	0.59		1.53		1.53		41
2006	12.63	0.06	2.18	2.24	(0.07)	—		(0.07)		0.00	(d)	14.80	17.7	1	0.46		1.57		1.57		44
2005	11.79	0.03	0.81	0.84	—	—		—		0.00	(d)	12.63	7.1	1	0.28		1.64		1.64		37
2004(f)	11.01	0.05	0.80	0.85	(0.07)	—		(0.07)		0.00	(d)	11.79	7.7	1	0.81	(e)	1.59	(e)	1.59	(e)	26

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the years ended December 31, 2007, 2006, 2005, and 2004 would have been as shown.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	The Fund incurred interest expense during the years ended December 31, 2007, 2006 and 2004. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.77%, 1.81%, and 1.87% (Class AAA and Class A), 2.52%, 2.56%, and 2.62% (Class B and Class C), and 1.52%, 1.56%, and 1.62% (Class I), respectively. For the six months ended June 30, 2009 and the years ended December 31, 2008 and 2005, the effect of interest expense was minimal.

(c)	For the six months ended June 30, 2009, unaudited.

(d)	Amount represents less than $0.005 per share.

(e)	Annualized.

(f)	From the commencement of offering Class I Shares on June 30, 2004.
See accompanying notes to financial statements.

The Gabelli Blue Chip Value Fund
Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Blue Chip Value Fund (the “Fund”) was organized on May 13, 1999 as a Delaware statutory trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on August 26, 1999. The Fund’s primary objective is long-term growth of capital.
2. Significant Accounting Policies. The preparation of financial statements in accordance with United States (“U.S.”) generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt (“ADR”) securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.
Statement of Financial Accounting Standard No. 157, “Fair Value Measurements” (“SFAS 157”) clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:
•	Level 1 — quoted prices in active markets for identical securities;

The Gabelli Blue Chip Value Fund
Notes to Financial Statements (Continued) (Unaudited)

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of June 30, 2009 is as follows:

Investments in
Securities
(Market Value)
Valuation Inputs	Assets
Level 1 — Quoted Prices*	$18,135,178
Level 2 — Other Significant Observable Inputs**	4,612,182

Total	$22,747,360

*	The industry classifications are detailed in the Schedule of Investments.

**	The Level 2 securities represent U.S. Government Obligations as detailed in the Schedule of Investments.
There were no Level 3 investments held at December 31, 2008 or June 30, 2009.
Repurchase Agreements. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. It is the policy of the Fund to always receive and maintain securities as collateral whose market value, including accrued interest, is at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2009, there were no open repurchase agreements.
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

The Gabelli Blue Chip Value Fund
Notes to Financial Statements (Continued) (Unaudited)

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.
Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.
In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.
Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee of 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations.
Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.
The tax character of distributions paid during the year ended December 31, 2008 was as follows:

Distributions paid from:
Ordinary income (inclusive of short-term capital gains)	$34,682
Net long-term capital gains	6,661

Total distributions paid	$41,343

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Gabelli Blue Chip Value Fund
Notes to Financial Statements (Continued) (Unaudited)

At December 31, 2008, the Fund had net capital loss carryforwards for federal income tax purposes of $1,266,550, which are available to reduce future required distributions of net capital gains to shareholders through 2016.
The following summarizes the tax cost of investments and the related unrealized appreciation/depreciation at June 30, 2009:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Depreciation
Investments	$24,066,455	$1,300,646	$(2,619,741)	$(1,319,095)
Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.
The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (exclusive of brokerage fees, interest, taxes, and extraordinary expenses) at 2.00%, 2.00%, 2.75%, 2.75%, and 1.75%, respectively, of Class AAA, Class A, Class B, Class C, and Class I Shares’ average daily net assets. The Fund is obliged to repay the Adviser for a period of two years following the year in which the Adviser reimbursed the Fund only to the extent that the operating expenses of the Fund fell below those percentages of average daily net assets for those respective share classes. For the six months ended June 30, 2009, the Adviser reimbursed the Fund in the amount of $28,301.
The Fund pays each Trustee who is not considered to be an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended and each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Trustee each receive a $1,000 annual fee. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.
4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. (“Gabelli & Company”), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

The Gabelli Blue Chip Value Fund
Notes to Financial Statements (Continued) (Unaudited)

5. Portfolio Securities. Purchases and sales of securities for the six months ended June 30, 2009, other than short-term securities and U.S. Government obligations, aggregated $6,154,805 and $7,734,767, respectively.
6. Transactions with Affiliates. During the six months ended June 30, 2009, the Fund paid brokerage commissions on security trades of $21,725 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it retained $2,729 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.
The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. A reimbursement was not sought by the Adviser during 2009 or 2008.
7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR plus 100 basis points or the sum of Fed Funds plus 100 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. During the six months ended June 30, 2009, there were no borrowings under the line of credit.
8. Shares of Beneficial Interest. The Fund offers five classes of shares — Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares and Class I Shares are offered to investors without a front-end sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company.
The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the year ended December 31, 2008 amounted to $331. The Fund did not retain any redemption fees during the six months ended June 30, 2009.
The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

The Gabelli Blue Chip Value Fund
Notes to Financial Statements (Continued) (Unaudited)

Transactions in shares of beneficial interest were as follows:

	Six Months Ended
	June 30, 2009		Year Ended
	(Unaudited)		December 31, 2008
	Shares	Amount	Shares	Amount
	Class AAA		Class AAA
Shares sold	249,971	$2,482,622	340,547	$4,042,321
Shares issued upon reinvestment of distributions	—	—	3,651	33,076
Shares redeemed	(187,747)	(1,713,854)	(667,545)	(8,264,223)

Net increase/(decrease)	62,224	$768,768	(323,347)	$(4,188,826)

	Class A		Class A
Shares sold	59,666	$577,501	6,925	$75,725
Shares issued upon reinvestment of distributions	—	—	29	265
Shares redeemed	(6,513)	(55,296)	(2,404)	(30,078)

Net increase	53,153	$522,205	4,550	$45,912

	Class B		Class B
Shares sold	—	—	5,215	$47,141
Shares issued upon reinvestment of distributions	—	—	—	3

Net increase	—	—	5,215	$47,144

	Class C		Class C
Shares sold	8,868	$86,648	3,196	$30,264
Shares issued upon reinvestment of distributions	—	—	3	23
Shares redeemed	(2,093)	(18,947)	(656)	(5,536)

Net increase	6,775	$67,701	2,543	$24,751

	Class I		Class I
Shares sold	13,687	$122,847	78,099	$1,080,092
Shares issued upon reinvestment of distributions	—	—	404	3,661
Shares redeemed	(3,608)	(31,809)	(7,892)	(91,539)

Net increase	10,079	$91,038	70,611	$992,214

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Gabelli Blue Chip Value Fund
Notes to Financial Statements (Continued) (Unaudited)

10. Other Matters. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC’s inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act, and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC’s findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan being developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC, and to cease and desist from future violations of the above referenced federal securities laws. The settlement will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex including the Fund. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Fund or the Adviser or its ability to fulfill its obligations under the Advisory Agreement.
11. Subsequent Events. Management has evaluated the impact of all subsequent events on the Fund through August 25, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Blue Chip Value Fund
Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)
At its meeting on May 19, 2009, the Board of Trustees (“Board”) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not “interested persons” of the Fund (the “Independent Board Members”). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.
Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.
Investment Performance. The Independent Board Members reviewed the short, medium, and long-term performance of the Fund since inception against a peer group of large-cap value funds and against the customized peer group selected by Lipper. The Independent Board Members noted that the Fund’s performance was within the top third of its peer groups in short, medium, and longer-term performance.
Profitability. The Independent Board Members reviewed summary data regarding the lack of profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker, that the affiliated broker received distribution fees and minor amounts of sales commissions, and that the Adviser received a moderate amount of soft dollar benefits through the Fund’s portfolio brokerage.
Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale. The Independent Board Members noted that the Fund needed significantly more assets before any potential economies of scale could be realized.
Sharing of Economies of Scale. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop or any historical losses or diminished profitability to the Adviser in prior years.
Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of large-cap value funds and noted that the advisory fee includes substantially all administrative services of the Fund as well as the investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s expense ratios were above average and the Fund’s size was below average within these groups. The Independent Board Members also noted that an advisory fee waiver structure was in effect for the Fund. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee with the fee for other types of accounts managed by the Adviser.
Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an excellent performance record. The Independent Board Members also concluded that the Fund’s expense ratios and low profitability to the Adviser of managing the Fund were reasonable, particularly in light of the Fund’s performance, and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

The
Gabelli Blue Chip Value Fund
SEMI ANNUAL REPORT
JUNE 30, 2009
The Gabelli Blue Chip Value Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Trustees
Mario J. Gabelli, CFA
Chairman and Chief
Executive Officer
GAMCO Investors, Inc.
Anthony J. Colavita
President
Anthony J. Colavita, P.C.
Vincent D. Enright
Former Senior Vice President
and Chief Financial Officer
KeySpan Corp.
Mary E. Hauck
Former Senior Portfolio Manager
Gabelli-O’Connor Fixed Income
Mutual Fund Management Co.
Werner J. Roeder, MD
Medical Director
Lawrence Hospital
Officers and Portfolio Manager
Barbara G. Marcin, CFA
Portfolio Manager
Peter D. Goldstein
Chief Compliance Officer
Bruce N. Alpert
President
Agnes Mullady
Secretary and Treasurer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Blue Chip Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB402Q209SR

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	The Gabelli Blue Chip Value Fund
By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer
Date 9/1/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer
Date 9/1/09

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer
Date 9/1/09

*	Print the name and title of each signing officer under his or her signature.